TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) (USD $)	Aug. 31, 2012	Aug. 31, 2011
TAXES ON INCOME [Abstract]
Net operating loss carryforward	$ 3,190,152	$ 1,813,108
Less - Valuation allowance	(3,190,152)	(1,813,108)
Net deferred tax assets